Securities and Exchange Commission
                              Washington, DC 20549

            Rule 24f-2 Notice for Phillips Capital Investments, Inc.
                            1940 Act File #811-5425
                            1933 Act File #33-20943

FISCAL YEAR OF NOTICE:                       Fiscal Year Ended December 31, 1997

SECURITIES SOLD OTHER THAN UNDER RULE 24f-2:                       -0-

SECURITIES REGISTERED OTHER THAN UNDER RULE 24f-2:                 -0-

AGGREGATE SALE PRICE OF SECURITIES SOLD DURING FISCAL YEAR:         $572,811.83*

AGGREGATE SALE PRICE OF SECURITIES SOLD
     (RULE 24f-2):                                   $572,811.83 of common stock

* Aggregate sale price of securities sold in the amount of $572,811.83 less aggregate redemptions of $787,708.84 results in negative net sales on which to base 1997 fee. Therefore, no fee is due for the period.

                              CALCULATED FEE: -0-

     This "Rule 24f-2 Notice for Phillips Capital Investments, Inc." was signed on the 27th day of March, 1998, in Dallas, Texas.

                                              Phillips Capital Investments, Inc.
                                              15400 Knoll Trail, Suite 100
                                              Dallas, Texas 75248


                                              By: /s/ Guy F. Phillips, Jr.
                                              Its: President